Consolidated Statement of Changes in Shareholders' Equity - EUR (€)		Total		Share capital	Share premium	Retained earnings	Other reserves	Net income (loss)	IFRS 9	IFRS 9 Retained earnings	IFRS 9 Other reserves	IFRS 15	IFRS 15 Retained earnings	IFRS 16		IFRS 16 Share capital	[2]	IFRS 16 Share premium	[2]	IFRS 16 Retained earnings		IFRS 16 Other reserves	[2]	IFRS 16 Net income (loss)	[2]
Balance at beginning of period (in shares) (Previously stated) at Dec. 31, 2017		57,607,031
Balance at beginning of period (in shares) at Dec. 31, 2017	[1]	57,607,031
Balance at beginning of period (Previously stated) at Dec. 31, 2017		€ 85,956,000		€ 2,880,000	€ 234,874,000	€ (103,593,000)	€ 180,000	€ (48,385,000)
Balance at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs) at Dec. 31, 2017									€ 0	€ 653,000	€ (653,000)	€ 13,488,000	€ 13,488,000
Balance at beginning of period at Dec. 31, 2017	[1]	99,444,000		2,880,352	234,874,392	(89,454,000)	(473,000)	(48,385,000)
Net income (loss) | Previously stated		3,049,000
Net income (loss)		3,049,000						3,049,000
Actuarial gains and (losses) related to defined benefit obligations		(599,000)					(599,000)
Foreign currency translation gain (loss)		(26,000)					(26,000)
Total comprehensive income (loss)		2,424,000					(625,000)	3,049,000
Allocation of prior period loss		€ 0				(48,385,000)		48,385,000
Exercise and subscription of equity instruments (in shares)		72,055
Exercise and subscription of equity instruments		€ 111,000		4,000	107,000
Increase (decrease) in number of ordinary shares issued (in shares)		6,260,500
Increase in capital, net		€ 62,557,000		313,000	62,244,000
Share-based payment		€ 2,707,000			2,707,000
Balance at end of period (in shares) (Previously stated) at Dec. 31, 2018		63,939,586
Balance at end of period (in shares) at Dec. 31, 2018	[2]													63,939,586
Balance at end of period (Previously stated) at Dec. 31, 2018		€ 167,240,000		3,197,000	299,932,000	(137,840,000)	(1,099,000)	3,049,000
Balance at end of period (Increase (decrease) due to changes in accounting policy required by IFRSs) at Dec. 31, 2018														€ (121,000)						€ (121,000)
Balance at end of period at Dec. 31, 2018		167,240,000		3,196,979	299,932,221									€ 167,119,000	[2]	€ 3,197,000		€ 299,932,000		€ (137,961,000)	[2]	€ (1,099,000)		€ 3,049,000
Net income (loss)		(20,759,000)	[3]					(20,759,000)
Actuarial gains and (losses) related to defined benefit obligations		622,000	[4]				622,000
Foreign currency translation gain (loss)		5,000	[4]				5,000
Total comprehensive income (loss)		(20,132,000)	[4]				627,000	(20,759,000)
Allocation of prior period loss		€ 0				3,049,000		(3,049,000)
Exercise and subscription of equity instruments (in shares)		511,035
Exercise and subscription of equity instruments		€ 46,000		26,000	20,000
Increase (decrease) in number of ordinary shares issued (in shares)		14,375,000
Increase in capital, net		€ 66,558,000		719,000	65,839,000
Share-based payment		€ 3,826,000			3,826,000
Balance at end of period (in shares) at Dec. 31, 2019		78,825,621
Balance at end of period at Dec. 31, 2019		€ 217,416,000	[5]	3,941,281	369,617,017	(134,912,000)	(472,000)	(20,759,000)
Net income (loss)		(63,984,000)						(63,984,000)
Actuarial gains and (losses) related to defined benefit obligations		(200,000)					(200,000)
Foreign currency translation gain (loss)		222,000				(805,000)	1,027,000
Total comprehensive income (loss)		(63,962,000)				(805,000)	827,000	(63,984,000)
Allocation of prior period loss		€ 0				(20,759,000)		20,759,000
Exercise and subscription of equity instruments (in shares)		175,331
Exercise and subscription of equity instruments		€ 47,000		9,000	38,000
Increase in capital, net		0
Share-based payment		€ 2,476,000			2,476,000
Balance at end of period (in shares) at Dec. 31, 2020		79,000,952
Balance at end of period at Dec. 31, 2020		€ 155,976,000		€ 3,950,048	€ 372,130,982	€ (156,476,000)	€ 355,000	€ (63,984,000)

[1]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d et 2.e for more details on transition measures.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[3]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[4]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[5]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.